Note 13 - Investments in Non-consolidated Companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in investments in subsidiaries joint ventures and associates [abstract]
At the beginning of the year		$ 1,383,774	$ 957,352
Translation differences		7,336	(11,085)	$ (31,977)
Equity in earnings of non-consolidated companies		242,743	512,591
Impairment loss in non-consolidated companies	[1]	(34,041)
Dividends and distributions declared	[2]	(64,189)	(78,926)
Increase in equity reserves and others		5,023	3,842
At the end of the year		$ 1,540,646	$ 1,383,774	$ 957,352

[1]	Includes an impairment of $19.1 million related to the investment in Usiminas and $14.9 million related to the joint venture with PAO Severstal (“Severstal”). For more information see note 36.
[2]	Related to Ternium and Usiminas. During 2022 and 2021 $66.2 million and$75.9 million respectively were collected.